Shareholder Report, Line Graph (Details) - USD ($)							12 Months Ended
	Sep. 11, 2020	Jul. 15, 2020	Apr. 30, 2020	Jan. 15, 2019	Sep. 06, 2016	Sep. 29, 2015	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016
C000173046
Account Value [Line Items]
Line Graph and Table Measure Name							Anchor Risk Managed Equity Strategies Fund
Account Value			$ 10,000				$ 14,414	$ 13,268	$ 13,460	$ 13,794	$ 11,915
C000173045
Account Value [Line Items]
Line Graph and Table Measure Name							Anchor Risk Managed Equity Strategies Fund
Account Value					$ 10,000		$ 20,330	18,760	19,068	19,609	16,982	$ 13,887	$ 12,969	$ 11,148
C000207216
Account Value [Line Items]
Line Graph and Table Measure Name							Anchor Risk Managed Global Strategies Fund
Account Value		$ 10,000					$ 10,946	10,495	10,688	11,407	10,190
C000207215
Account Value [Line Items]
Line Graph and Table Measure Name							Anchor Risk Managed Global Strategies Fund
Account Value				$ 10,000			$ 12,859	12,350	12,597	13,483	12,065	11,070
C000159233
Account Value [Line Items]
Line Graph and Table Measure Name							Anchor Risk Managed Income Strategies Fund
Account Value	$ 10,000						$ 9,887	9,146	9,781	10,592
C000161918
Account Value [Line Items]
Line Graph and Table Measure Name							Anchor Risk Managed Income Strategies Fund
Account Value						$ 10,000	$ 11,074	10,282	11,021	11,960	11,437	10,368	10,372	10,546	$ 10,317
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value			$ 10,000				20,766	16,333	14,087	15,869	12,098
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value					$ 10,000		29,745	23,396	20,179	22,731	17,330	14,212	13,809	11,540
MSCI EAFE Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index
Account Value		$ 10,000					14,626	12,249	10,388	12,952	10,270
MSCI EAFE Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI EAFE Index
Account Value				$ 10,000			15,961	13,368	11,336	14,135	11,208	10,560
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,000						9,357	8,721	8,826	9,975
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Account Value						$ 10,000	$ 11,506	$ 10,723	$ 10,853	$ 12,265	$ 12,276	$ 11,529	$ 10,465	$ 10,576	$ 10,524